ACQUISITION OF ENVIRO THERAPEUTICS, INC	12 Months Ended
Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
ACQUISITION OF ENVIRO THERAPEUTICS, INC

NOTE 3 – ACQUISITION OF ENVIRO THERAPEUTICS, INC.

On June 3, 2021, the Company and Enviro Therapeutics, Inc. (“Enviro”) entered into a share exchange agreement, whereby the Company acquired all of the common stock of Enviro in exchange for shares of the Company’s common stock (the “Enviro-Kairos Share Exchange”). Pursuant to the Enviro-Kairos Share Exchange, the Enviro shareholders exchanged 100% of the issued and outstanding shares of Enviro (on a fully diluted basis) for 2,400,000 restricted shares of the Company’s common stock.

The Company’s Chairman, Chief Executive Officer and majority shareholder, was also a shareholder of Enviro who exercised control over Enviro. The acquisition of Enviro by the Company is being treated as a transaction between entities under common control resulting in the historical cost basis of Enviro’s assets and liabilities being recognized, rather than the asset and liabilities being recorded at fair value as would be the case in a business combination between entities not under common control. The historical cost basis of Enviro’s asset and liabilities is as follows:

Cash	$6
Intangible assets	800
Accounts payable	(51)
Advances from related parties	(129)
$627